Deferred tax assets and liabilities - Impact on current taxes payable (Details) - USD ($) $ in Billions	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Deferred tax assets	$ 1.2	$ 1.0
Deferred tax liabilities	$ 1.8	$ 1.9